Earnings per share	3 Months Ended
Mar. 31, 2023
Earnings per share
Earnings per share:
4.	Earnings per share:

Weighted average number of common shares outstanding:

	Three months
	ended March 31,
	2023	2022
Issued common shares at beginning of period	90,515,140	85,545,875
Effect of shares issued	-	480,798
Weighted average number of common shares outstanding – basic	90,515,140	86,026,673
Weighted average number of shares outstanding – diluted	90,515,140	86,026,673

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.